AB International Value Fund

Portfolio of Investments

August 31, 2021 (unaudited)

Company	Shares		U.S. $ Value

COMMON STOCKS – 98.2%
Financials – 19.3%
Banks – 13.4%
Bank Leumi Le-Israel BM	185,310		$1,530,885
Bank of Ireland Group PLC(a)	550,226		3,444,013
Bank Polska Kasa Opieki SA(a)	56,750		1,586,941
BNP Paribas SA	32,260		2,043,667
Erste Group Bank AG	71,200		2,842,959
KBC Group NV	31,970		2,686,758
Mediobanca Banca di Credito Finanziario SpA(a)	178,200		2,100,712
Nordea Bank Abp	184,120		2,162,498

			18,398,433

Capital Markets – 1.1%
Credit Suisse Group AG	147,853		1,566,283

Consumer Finance – 0.0%
Isracard Ltd.	0	*	1

Diversified Financial Services – 1.0%
ORIX Corp.	75,700		1,412,371

Insurance – 3.8%
NN Group NV(b)	43,950		2,279,807
Suncorp Group Ltd.	318,960		2,902,226

			5,182,033

			26,559,121

Consumer Discretionary – 18.8%
Auto Components – 3.4%
Faurecia SE	52,475		2,535,102
Pirelli & C SpA(c)	354,540		2,125,707

			4,660,809

Automobiles – 3.6%
Stellantis NV	152,237		3,051,696
Suzuki Motor Corp.	44,900		1,940,174

			4,991,870

Diversified Consumer Services – 1.4%
Benesse Holdings, Inc.	91,100		1,967,980

Hotels, Restaurants & Leisure – 3.9%
Entain PLC(a)	78,780		2,093,644
Galaxy Entertainment Group Ltd.(a)	210,000		1,346,435
Restaurant Brands International, Inc.(b)	29,150		1,872,864

			5,312,943

Household Durables – 2.6%
Persimmon PLC	40,800		1,651,235
Sony Group Corp.	18,900		1,954,172

			3,605,407

Specialty Retail – 1.4%
Kingfisher PLC	405,360		1,951,817

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 2.5%
HUGO BOSS AG	36,420	$2,033,509
Pandora A/S	11,350	1,360,458

		3,393,967

		25,884,793

Industrials – 11.4%
Aerospace & Defense – 3.3%
Airbus SE(a)	22,200	3,036,875
Saab AB - Class B	49,520	1,478,063

		4,514,938

Electrical Equipment – 2.7%
Fuji Electric Co., Ltd.	50,800	2,197,671
Prysmian SpA	38,590	1,452,911

		3,650,582

Industrial Conglomerates – 1.3%
Melrose Industries PLC	788,688	1,821,143

Machinery – 1.4%
Alstom SA	44,673	1,920,633

Professional Services – 0.7%
UT Group Co., Ltd.	35,500	972,870

Road & Rail – 1.1%
Sankyu, Inc.	31,500	1,465,903

Trading Companies & Distributors – 0.9%
AerCap Holdings NV(a)	23,762	1,281,485

		15,627,554

Health Care – 11.0%
Health Care Equipment & Supplies – 2.7%
ConvaTec Group PLC(c)	615,533	1,907,483
Smith & Nephew PLC	95,480	1,828,349

		3,735,832

Pharmaceuticals – 8.3%
GlaxoSmithKline PLC	139,070	2,797,477
Nippon Shinyaku Co., Ltd.	14,400	1,168,834
Roche Holding AG	13,620	5,469,178
Sanofi	19,160	1,985,716

		11,421,205

		15,157,037

Consumer Staples – 8.4%
Beverages – 1.0%
Carlsberg AS - Class B	7,800	1,362,387

Food & Staples Retailing – 1.2%
Koninklijke Ahold Delhaize NV	48,560	1,638,290

Company	Shares	U.S. $ Value

Food Products – 2.9%
Morinaga & Co., Ltd./Japan	18,200	$638,282
Nichirei Corp.	55,200	1,407,404
Salmar ASA	28,960	1,941,142

		3,986,828

Tobacco – 3.3%
British American Tobacco PLC	63,500	2,382,098
Swedish Match AB	237,340	2,192,710

		4,574,808

		11,562,313

Information Technology – 7.2%
Electronic Equipment, Instruments & Components – 1.0%
Horiba Ltd.	19,100	1,364,993

Semiconductors & Semiconductor Equipment – 4.4%
NXP Semiconductors NV	6,780	1,458,581
SCREEN Holdings Co., Ltd.(b)	31,900	2,723,853
SK Hynix, Inc.	19,440	1,779,935

		5,962,369

Software – 0.5%
Avast PLC(c)	88,797	730,289

Technology Hardware, Storage & Peripherals – 1.3%
Samsung Electronics Co., Ltd.	26,790	1,768,628

		9,826,279

Materials – 6.0%
Chemicals – 3.2%
Evonik Industries AG	8,450	285,307
Tosoh Corp.	154,600	2,806,053
Zeon Corp.	99,400	1,317,434

		4,408,794

Construction Materials – 1.6%
CRH PLC	42,000	2,224,989

Metals & Mining – 1.2%
Agnico Eagle Mines Ltd.	16,315	938,825
Northern Star Resources Ltd.(b)	100,920	717,939

		1,656,764

		8,290,547

Communication Services – 5.9%
Diversified Telecommunication Services – 3.0%
Deutsche Telekom AG	101,280	2,153,542
Orange SA	175,520	1,995,522

		4,149,064

Entertainment – 2.0%
GungHo Online Entertainment, Inc.	53,600	1,041,230
Konami Holdings Corp.(b)	25,300	1,601,539

		2,642,769

Company	Shares	U.S. $ Value

Interactive Media & Services – 0.9%
Dip Corp.(b)	38,700	$1,229,760

		8,021,593

Utilities – 3.7%
Electric Utilities – 3.7%
EDP - Energias de Portugal SA	512,664	2,814,292
Enel SpA	244,520	2,227,684

		5,041,976

Energy – 3.6%
Oil, Gas & Consumable Fuels – 3.6%
ENEOS Holdings, Inc.	337,300	1,303,636
Repsol SA	131,304	1,506,734
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	109,590	2,180,067

		4,990,437

Real Estate – 2.9%
Real Estate Management & Development – 2.9%
Aroundtown SA	254,100	1,947,085
Daito Trust Construction Co., Ltd.	18,700	2,053,745

		4,000,830

Total Common Stocks (cost $114,522,953)		134,962,480

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $1,299,045)	1,299,045	1,299,045

Total Investments Before Security Lending Collateral for Securities Loaned – 99.1% (cost $115,821,998)		136,261,525

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $270,600)	270,600	270,600

Total Investments – 99.3% (cost $116,092,598)(g)		136,532,125
Other assets less liabilities – 0.7%		917,834

Net Assets – 100.0%		$137,449,959

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	594	RUB	44,376	09/30/2021	$9,310
Barclays Bank PLC	USD	1,398	SGD	1,904	11/10/2021	18,380
BNP Paribas SA	PLN	5,170	USD	1,365	09/17/2021	15,535
BNP Paribas SA	EUR	768	USD	903	11/08/2021	(5,048)
BNP Paribas SA	HKD	4,229	USD	543	11/10/2021	(1,162)
Citibank, NA	CNY	3,848	USD	589	09/16/2021	(6,346)
Citibank, NA	USD	1,068	CNY	6,957	09/16/2021	7,832
Citibank, NA	USD	6,231	CHF	5,621	10/28/2021	(84,294)
Citibank, NA	USD	690	MXN	14,142	10/28/2021	8,973
Citibank, NA	USD	5,967	AUD	8,280	11/09/2021	92,384
Citibank, NA	USD	2,635	JPY	288,454	11/17/2021	(11,765)
HSBC Bank USA	ILS	6,221	USD	1,907	09/30/2021	(32,462)
Morgan Stanley Capital Services, Inc.	USD	354	CNY	2,298	09/16/2021	1,371
Morgan Stanley Capital Services, Inc.	CAD	3,464	USD	2,779	09/24/2021	33,884
Morgan Stanley Capital Services, Inc.	USD	404	ILS	1,320	09/30/2021	7,895
Morgan Stanley Capital Services, Inc.	NOK	11,320	USD	1,294	10/13/2021	(8,096)
Morgan Stanley Capital Services, Inc.	KRW	3,677,343	USD	3,225	10/28/2021	53,311
Morgan Stanley Capital Services, Inc.	EUR	8,339	USD	9,910	11/08/2021	50,698
Standard Chartered Bank	USD	386	KRW	449,677	10/28/2021	1,483
State Street Bank & Trust Co.	USD	138	PLN	529	09/17/2021	331
State Street Bank & Trust Co.	USD	721	ILS	2,347	09/30/2021	10,955
State Street Bank & Trust Co.	SEK	2,190	USD	254	10/13/2021	565
State Street Bank & Trust Co.	SEK	2,941	USD	341	10/13/2021	(402)
State Street Bank & Trust Co.	USD	477	NZD	686	10/15/2021	6,232
State Street Bank & Trust Co.	USD	712	CHF	651	10/28/2021	(76)
State Street Bank & Trust Co.	USD	355	EUR	304	11/08/2021	2,775
State Street Bank & Trust Co.	USD	845	GBP	616	11/10/2021	1,781
State Street Bank & Trust Co.	JPY	50,414	USD	459	11/17/2021	828

						$174,872

*	Share amount less than 0.50.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $4,763,479 or 3.5% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,822,960 and gross unrealized depreciation of investments was $(4,208,561), resulting in net unrealized appreciation of $20,614,399.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

COUNTRY BREAKDOWN1

August 31, 2021 (unaudited)

22.4%	Japan
13.7%	United Kingdom
9.9%	France
5.8%	Italy
5.1%	Switzerland
5.1%	Ireland
4.7%	Germany
3.9%	Netherlands
2.8%	United States
2.7%	Sweden
2.7%	Australia
2.6%	South Korea
2.1%	Austria
15.5%	Other
1.0%	Short-Term

100.0%	Total Investments

1

All data are as of August 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.1% or less in the following: Belgium, Canada, Denmark, Finland, Israel, Macau, Norway, Poland, Portugal and Spain.

AB International Value Fund

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$—	$26,559,121		$—	$26,559,121
Consumer Discretionary	1,872,864	24,011,929		—	25,884,793
Industrials	1,281,485	14,346,069		—	15,627,554
Health Care	1,907,483	13,249,554		—	15,157,037
Consumer Staples	—	11,562,313		—	11,562,313
Information Technology	1,458,581	8,367,698		—	9,826,279
Materials	938,825	7,351,722		—	8,290,547
Communication Services	—	8,021,593		—	8,021,593
Utilities	—	5,041,976		—	5,041,976
Energy	—	4,990,437		—	4,990,437
Real Estate	—	4,000,830		—	4,000,830
Short-Term Investments	1,299,045	—		—	1,299,045
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	270,600	—		—	270,600

Total Investments in Securities	9,028,883	127,503,242	(a)	—	136,532,125
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	324,523		—	324,523
Liabilities:
Forward Currency Exchange Contracts	—	(149,651)		—	(149,651)

Total	$9,028,883	$127,678,114		$—	$136,706,997

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,360	$30,710	$30,771	$1,299	$0	**
Government Money Market Portfolio*	3,472	31,839	35,040	271	0	**
Total	$4,832	$62,549	$65,811	$1,570	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.